Operating lease commitments - minimum lease payments (Details) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019 USD ($) ft² Country Property Optionterm	Oct. 31, 2019 USD ($) ft² Country Property	Oct. 31, 2018 USD ($)
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Total	$ 301.2	$ 301.2	$ 228.0
Area of leased property | ft²	2,400,000	2,400,000
Number of countries in which leased properties exist | Country	40	40
Number of material leased properties | Property	2	2
Minimum operating lease payments recognized as an expense	$ 65.9	$ 94.1
Future minimum sublease payments expected to be received under non-cancellable subleases	$ 3.9	$ 3.9	4.7
Provo, Utah Property [Member]
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Area of office space leased | ft²	405,700	405,700
Number of options to extend lease period | Optionterm	3
Lease extension period	5 years
Annual rent	$ 8.2
Annual sub-lease income	$ 1.0
Santa Clara, California Property [Member]
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Area of office space leased | ft²	635,000	635,000
Number of options to extend lease period | Optionterm	1
Lease extension period	5 years
Annual rent	$ 4.6
No Later Than One Year [Member]
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Total	78.6	$ 78.6	65.8
Later Than One Year and No Later Than Three Years [Member]
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Total	123.6	123.6	86.4
Later Than Three Years and No Later Than Five Years [Member]
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Total	61.4	61.4	53.3
Later Than Five Years [Member]
Future minimum lease payments under non-cancellable operating leases falling due [Abstract]
Total	$ 37.6	$ 37.6	$ 22.5